Cash - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	$ 19,600	$ 26,914
RMB [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	17,122	23,706
HKD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	6	235
SGD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	5	2,972
USD [Member]
Cash - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash, Total	$ 2,467	$ 1